Annual Total Returns[BarChart] - Select Bond Portfolio - Select Bond Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.16%	4.96%	(2.16%)	5.56%	0.53%	3.06%	3.58%	(0.21%)	8.65%	8.98%